Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 30,066	¥ 35,458
Initial credit impairments	4,152	4,502
Subsequent credit impairments	2,023	2,756
Securities sold or matured	(6,120)	(9,770)
Balance at end of period	¥ 30,121	¥ 32,946